Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net realized capital gains (losses), excluding net OTTI losses recognized in earnings									$ (1,190)	$ (1,226)	$ 48
Income (loss) from continuing operations before income taxes									561	531	(137)
Accumulated Other Comprehensive Income (Loss), Net of Tax	574				1,987				574	1,987	953	(322)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax									(423)	1,114	1,377
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax									(990)	(80)	(102)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax										24	(2)
Other Comprehensive Income (Loss), Net of Tax									(1,413)	1,034	1,275
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax											(47)	(45)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax										1,120	1,174
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax										(110)	103
Income tax expense (benefit)									49	36	(323)
Net income (loss)	(81)	201	(35)	386	(22)	203	87	288	471	556	244
Gain (Loss) on Derivative Instruments, Net, Pretax								110
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax					1,752					1,752	632	(542)
Net realized capital gains (losses), excluding net OTTI losses recognized in earnings									1,392	(55)	75
Income (loss) from continuing operations before income taxes									1,392	(55)
Accumulated Other Comprehensive Income (Loss), Net of Tax	495				1,752				495	1,752	632
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax									(352)	1,084	1,223
Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]									-94	6	156
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax									(905)	36	(49)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax									23	24	(2)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	79				258				79	258	368
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	0				(23)				0	(23)	(47)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax									(1,257)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax									(179)
Income tax expense (benefit)									487	(19)	26
Net income (loss)									905	(36)	49
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax					(23)					(23)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax					258					258	368	265
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax									(85)	(116)	(53)
Cash Flow Hedging [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net									131	178	82
Cash Flow Hedging [Member] | Interest Income [Member] | Interest Rate Swap [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net									57	97	77
Cash Flow Hedging [Member] | Net Realized Capital Gain Loss [Member] | Interest Rate Swap [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net									70	85	6
Cash Flow Hedging [Member] | Net Realized Capital Gain Loss [Member] | Currency Swap [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net									4	(4)	(1)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net income (loss)									990	80	102
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income tax expense (benefit)									46	62	29
Net income (loss)									85	116	53
Retirement Plans and Individual Life Businesses [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net realized capital gains (losses), excluding net OTTI losses recognized in earnings									1,500
Gain (Loss) on Derivative Instruments, Net, Pretax									$ 71